Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 1,206	$ 1,176
Cards	1,395	1,351
Credit facilities	754	798
Account services	760	765
Broking income	626	555
Unit trusts	515	386
Underwriting	369	345
Global custody	401	432
Remittances	399	405
Imports/exports	313	328
Insurance agency commission	183	159
Other	1,237	1,247
Fee income	8,158	7,947
Less: fee expense	(1,958)	(1,862)
Net fee income	6,200	6,085
Wealth and Personal Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	2,941	2,694
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,962	2,009
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,287	1,382
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	$ 10	$ 0